Summary of Significant Accounting Policies - Effect of Adoption, Reinsurance Recoverable on Market Risk Benefits (Details) - USD ($) $ in Thousands	Jan. 01, 2023	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reinsurance recoverable on market risk benefits, at fair value	$ 221,000	$ 221,000	$ 383,000	$ 383,000	$ 472,000
As Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reinsurance recoverable on market risk benefits, at fair value	$ 0		$ 0	0	0	$ 408,000
Adjustment for reversal of AOCI adjustments
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reinsurance recoverable on market risk benefits, at fair value					(47,000)
Remaining cumulative difference (exclusive of non-performance risk change) between 12/31/20 carrying amount and fair value measurement for the MRBs
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reinsurance recoverable on market risk benefits, at fair value					111,000
Variable Annuity
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reinsurance recoverable on market risk benefits, at fair value		183,000		284,000	368,000
Variable Annuity | As Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reinsurance recoverable on market risk benefits, at fair value						340,000
Variable Annuity | Adjustment for reversal of AOCI adjustments
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reinsurance recoverable on market risk benefits, at fair value					0
Variable Annuity | Remaining cumulative difference (exclusive of non-performance risk change) between 12/31/20 carrying amount and fair value measurement for the MRBs
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reinsurance recoverable on market risk benefits, at fair value					28,000
Other product lines
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reinsurance recoverable on market risk benefits, at fair value		$ 38,000		$ 99,000	104,000
Other product lines | As Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reinsurance recoverable on market risk benefits, at fair value						$ 68,000
Other product lines | Adjustment for reversal of AOCI adjustments
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reinsurance recoverable on market risk benefits, at fair value					(47,000)
Other product lines | Remaining cumulative difference (exclusive of non-performance risk change) between 12/31/20 carrying amount and fair value measurement for the MRBs
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reinsurance recoverable on market risk benefits, at fair value					$ 83,000